Business Combination Agreement	12 Months Ended
Dec. 31, 2025
Business Combination Agreement [Line Items]
Business Combination Agreement

5. Business Combination Agreement

On September 8, 2025, Vine Hill Capital Investment Corp., a special purpose acquisition company which was publicly traded on the Nasdaq Stock Market (“Vine Hill” or the “SPAC”) and CoinShares entered into a business combination agreement (the “Business Combination Agreement”) pursuant to which, among other things and subject to the terms and conditions contained in the Business Combination Agreement Holdco shall acquire CoinShares by the way of a court sanctioned scheme of arrangement under Jersey law (including the Jersey Companies Law) pursuant to which all the shares in CoinShares will be exchanged for voting shares in Holdco. As a result of the transactions contemplated by the Business Combination Agreement, SPAC and CoinShares wholly owned subsidiaries of Holdco. The SPAC Merger became effective on March 31, 2026 (the “SPAC Effective Time”) - see Subsequent Events for further discussion.

Coinshares International Limited [Member]
Business Combination Agreement [Line Items]
Business Combination Agreement

18. Business combination

Acquisition of Valkyrie Funds LLC

On March 12, 2024, the Group exercised its option to acquire 100% of Valkyrie Funds LLC (“Valkyrie”), following the launch of Valkyrie Bitcoin Fund in January 2024 subsequent to the SEC’s approval of a Bitcoin ETF. Valkyrie is a U.S. digital asset manager’s investment advisory business specializing in actively managed cryptocurrency exchange traded funds. The acquisition was made to enhance and develop the Group’s asset management business in the U.S., with a clear focus on product innovation and market differentiation.

The details of the business combination are as follows:

Fair value of consideration transferred
Amount settled in cash	$1,023
Fair value of other consideration	266
Total consideration transferred	$1,289

Recognized amounts of identifiable net assets
Cash and cash equivalents	$27
Trade and other receivables	73
Total current assets	100

Trade and other payables	(481)
Total current liabilities	(481)

Identifiable net assets	(381)

Goodwill on acquisition	$1,670

Consideration transferred settled in cash	$1,023
Cash and cash equivalents acquired	(27)
Net cash outflow on acquisition	$996

The Group incurred transaction costs of $0.2 million associated with the acquisition of Valkyrie. These costs were expensed as incurred and recorded within other general and administrative expenses.

Goodwill recognized in the transaction represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired. The goodwill totaling $1.7 million was recognized in the Asset Management segment and is primarily attributable to the expected future economic benefits arising from the acquired business, including access to the US market and the fee-generating potential of product launches within the US. The goodwill arising from the acquisition is not deductible for income tax purposes and has no impact on the Group’s current or deferred tax positions.

The Group finalized its purchase price allocation for Valkyrie during 2024, and no measurement-period adjustments were recorded during 2025. In addition, the Group evaluated goodwill associated with the Valkyrie acquisition as part of its 2025 annual impairment test and determined that no impairment had occurred. Valkyrie continued to contribute to Asset Management revenues during 2025 and is included within the Group’s Asset Management segment results.

Pending Acquisition - Bastion Asset Management Limited

On October 1, 2025, the Group announced the strategic acquisition of Bastion Asset Management Limited (“Bastion”), a London-based, UK Financial Conduct Authority (FCA) regulated crypto-focused alternative investment manager. The terms of the acquisition require certain pre-completion actions to be taken. The purchase price for the transaction is $4.5 million. As of December 31, 2025, the Group paid the total cash consideration of $4.5 million to Bastion prior to obtaining control of the business, which was recorded within prepaid and other current assets on the consolidated balance sheets. Completion deliverables include the delivery of documents and records required to transfer ownership of Bastion to CoinShares. Completion is expected to occur during the second half of 2026 pending approval by the FCA.